Organization and Principal Activities (Huale Group Co.Limited)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization and Principal Activities
1.	Organization and Principal Activities

Huale Acoustics Limited (“the Company”) was originally incorporated in Nevada under the name “Illumitry Corp.” on October 17, 2014. It currently maintains its principal executive offices at Floor 13, Building B1, Wisdom Plaza, Qiaoxiang Road, Nanshan District, Shenzhen, Guangdong Province, China 518000. The Company was formed to commence operations in the field of embroidery on fabric in Armenia.

The Company filed a registration statement on Form S-1 with the SEC on March 18, 2015, which was declared effective on October 6, 2015. In October 2017, subsequent to a change of control, the Company’s name was changed to Huale Acoustics Corporation and management of the Company abandoned its business plan and determined to seek a possible business combination. Immediately prior to the Share Exchange, the business purpose of the Company was to seek the acquisition of, or merger with, an existing company.

As a result, the Company became a “shell company” (as such term is defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) with nominal assets and no business operations, and it sought to identify, evaluate and investigate various companies with the intent that, if such investigation warranted, a reverse merger transaction could be negotiated and completed pursuant to which the Company would acquire a target company with an operating business with the intent of continuing the acquired company’s business as a publicly held entity.

On December 21, 2018, our Board of Directors unanimously adopted resolutions approving the redomicile of the Company from Nevada to the Cayman Islands. The Company changed its domicile, effective May 7, 2019, by merging into its wholly owned Cayman Islands subsidiary, Huale Acoustics Limited (the “Redomicile Merger”). As a result of the Redomicile Merger, the Company’s name was changed to Huale Acoustics Limited.

On April 28, 2020, the Company completed a Share Exchange with the shareholders of Huale Group Co. Limited. Under the Share Exchange Agreement, Huale Group Co. Limited’s shareholders exchanged all of the shares that they held in Huale Group Co. Limited for 32,625,000 ordinary shares of the Company. Consequently, Huale Group Co. Limited’s shareholders own approximately 90% of the total outstanding ordinary shares of the Company and the former shareholders of the Company own approximately 10%. From and after the Closing Date of the Share Exchange described above, the Company’s operations will now consist of the operations of Huale Group Co., Limited and its subsidiaries. As a result, Huale Group Co. Limited is now a wholly owned subsidiary of the Company.

Huale Group Co., Limited (“HGL”) was incorporated under the laws of the Republic of Seychelles on September 28, 2016. HGL did not have operations that generated revenues and positive cash flows; however, the Company’s management has been reviewing investment opportunities.

Huale Holding Co., Limited (“HHC”) was incorporated under the laws of the Republic of Seychelles on May 15, 2017. HHC is an investment holding company. It is a wholly owned subsidiary of the Company. Its sole director is Huang Yusheng.

Huale (HK) Investment Co., Limited (“HHK”) was incorporated on September 16, 2016 in Hong Kong with limited liability. Its original shareholder was Huang Yusheng. On May 29, 2018, HHC and Huang Yusheng entered into an agreement whereby Huang Yusheng transferred his entire equity in the company to HHC. Therefore, HHK became a wholly owned subsidiary of HHC.

On March 27, 2017, Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited. (“QCM”) was incorporated as a wholly owned foreign entity in the PRC. It is a wholly owned subsidiary of HHK. On August 2, 2019, QCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.’s shareholders: 1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72)

Shenzhen Yeller Video & Technology Co., Ltd. (“Shenzhen Yeller”) was incorporated under the laws of the PRC on May 5, 2017. Its primary businesses are gathering and selling high-quality audio and video products. Located in Futian District, Shenzhen, Shenzhen Yeller will also establish branches in first- and second-tier cities.

As of December 31, 2019, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huale Group Co., Ltd (“HGL”)	September 28, 2016	April 28, 2020	Seychelles	100%	Investment holding
Huale Holding Co., Ltd (“HHC”)	May 15, 2017	N/A	Seychelles	100%	Investment holding
Huale (HK) Investment Co., Limited(“HHK”)	September 16, 2016	May 29, 2018	Hong Kong	100%	Investment holding
Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited (“QCM”)	March 27, 2017	N/A	China	100%	Investment holding
Shenzhen Yeller Audio & Video Technology Co., Limited(“Shenzhen Yeller”)	May 5, 2017	August 2, 2019	China	80%	Selling audio and video equipment, smart home and cultural media

1.	Organization and Principal Activities

Huale Acoustics Limited (“the Company”) was originally incorporated in Nevada under the name “Illumitry Corp.” on October 17, 2014. It currently maintains its principal executive offices at Floor 13, Building B1, Wisdom Plaza, Qiaoxiang Road, Nanshan District, Shenzhen, Guangdong Province, China 518000. The Company was formed to commence operations in the field of embroidery on fabric in Armenia.

The Company filed a registration statement on Form S-1 with the SEC on March 18, 2015, which was declared effective on October 6, 2015. In October 2017, subsequent to a change of control, the Company’s name was changed to Huale Acoustics Corporation and management of the Company abandoned its business plan and determined to seek a possible business combination. Immediately prior to the Share Exchange, the business purpose of the Company was to seek the acquisition of, or merger with, an existing company.

As a result, the Company became a “shell company” (as such term is defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) with nominal assets and no business operations, and it sought to identify, evaluate and investigate various companies with the intent that, if such investigation warranted, a reverse merger transaction could be negotiated and completed pursuant to which the Company would acquire a target company with an operating business with the intent of continuing the acquired company’s business as a publicly held entity.

On December 21, 2018, our Board of Directors unanimously adopted resolutions approving the redomicile of the Company from Nevada to the Cayman Islands. The Company changed its domicile, effective May 7, 2019, by merging into its wholly owned Cayman Islands subsidiary, Huale Acoustics Limited (the “Redomicile Merger”). As a result of the Redomicile Merger, the Company’s name was changed to Huale Acoustics Limited.

On April 28, 2020, the Company completed a Share Exchange with the shareholders of Huale Group Co. Limited. Under the Share Exchange Agreement, Huale Group Co. Limited’s shareholders exchanged all of the shares that they held in Huale Group Co. Limited for 32,625,000 ordinary shares of the Company. Consequently, Huale Group Co. Limited’s shareholders own approximately 90% of the total outstanding ordinary shares of the Company and the former shareholders of the Company own approximately 10%. From and after the Closing Date of the Share Exchange described above, the Company’s operations will now consist of the operations of Huale Group Co., Limited and its subsidiaries. As a result, Huale Group Co. Limited is now a wholly owned subsidiary of the Company.

Huale Group Co., Limited (“HGL”) was incorporated under the laws of the Republic of Seychelles on September 28, 2016. HGL did not have operations that generated revenues and positive cash flows; however, the Company’s management has been reviewing investment opportunities.

Huale Holding Co., Limited (“HHC”) was incorporated under the laws of the Republic of Seychelles on May 15, 2017. HHC is an investment holding company. It is a wholly owned subsidiary of the Company. Its sole director is Huang Yusheng.

Huale (HK) Investment Co., Limited (“HHK”) was incorporated on September 16, 2016 in Hong Kong with limited liability. Its original shareholder was Huang Yusheng. On May 29, 2018, HHC and Huang Yusheng entered into an agreement whereby Huang Yusheng transferred his entire equity in the company to HHC. Therefore, HHK became a wholly owned subsidiary of HHC.

On March 27, 2017, Qianhailewenhua Consulting Ltd. (“QCM”) was incorporated as a wholly owned foreign entity in the PRC. It is a wholly owned subsidiary of HHK. On August 2, 2019, QCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.’s shareholders: 1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72).

Shenzhen Yeller Video & Technology Co., Ltd. (“Shenzhen Yeller”) was incorporated under the laws of the PRC on May 5, 2017. Its primary businesses are gathering and selling high-quality audio and video products. Located in Futian District, Shenzhen, Shenzhen Yeller will also establish branches in first- and second-tier cities.

As of December 31, 2019, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huale Group Co., Ltd (“HGL”)	September 28, 2016	April 28, 2020	Seychelles	100%	Investment holding
Huale Holding Co., Ltd (“HHC”)	May 15, 2017	N/A	Seychelles	100%	Investment holding
Huale (Hong Kong) Investment Co., Limited(“HHK”)	September 16, 2016	May 29, 2018	Hong Kong	100%	Investment holding
Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited(“QCM”)	March 27, 2017	N/A	China	100%	Investment holding
Shenzhen Yeller Audio & Video Technology Co., Limited(“Shenzhen Yeller”)	May 5, 2017	August 2, 2019	China	80%	Selling audio and video equipment, smart home and cultural media

Huale Group Co. Limited [Member]
Organization and Principal Activities
1.	Organization and Principal Activities

Huale Group Co., Limited (“the Company”) was incorporated under the laws of the Republic of Seychelles on September 28th, 2016. The Company did not have operations that generated revenues and positive cash flows; however, the Company’s management has been reviewing investment opportunities.

Huale Holding Co., Limited (HHC) was incorporated under the laws of the Republic of Seychelles on May 15th, 2017. The company is an investing holding company. It is a wholly owned subsidiary of the Company. Its sole director is Huang Yusheng.

Huale (HK) Investment Co., Limited (HHK) was incorporated on September 16th, 2016 in Hong Kong with limited liability. Its original shareholder was Huang Yusheng. On May 29th, 2018, HHC and Huang Yusheng entered into an agreement whereby Huang Yusheng transferred his entire equity in the company to HHC. Therefore, HHK became a wholly owned subsidiary of HHC.

On March 27th, 2017, Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited (OCM) was incorporated as a wholly owned foreign entity in the PRC. It is a wholly owned subsidiary of HHK.

On August 2, 2019, OCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.’s shareholders:1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72).

Shenzhen Yeller Video & Technology Co., Ltd. (Shenzhen Yeller) was incorporated under the laws of PRC on May 5th, 2017. Its primary businesses are gathering and selling high-quality audio and video products. Located in Futian District, Shenzhen, Shenzhen Yeller will also establish branches in first- and second-tier cities.

As of December 31, 2019, the Company’s subsidiaries are as follows:

Entity	Date of incorporation	Date of acquisition	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Huale Holding Co., Limited (“HHC”)	May 15, 2017	N/A	Seychelles	100%	Investment holding
Huale (HK) Investment Co., Limited (“HHK”)	September 16, 2016	May 29, 2018	Hong Kong	100%	Investment holding
Qianhai Lewenhua Consulting Management (Shenzhen) Co., Limited (“QCM”)	March 27, 2017	N/A	China	100%	Investment holding
Shenzhen Yeller Audio & Video Technology Co., Limited (“Shenzhen Yeller”)	May 5, 2017	August 2, 2019	China	80%	Selling audio and video equipment, smart home and cultural media